Consolidated Statements of Equity - USD ($) $ in Millions		Total		Shareholders’ Equity	Preferred Stock [Member]	Common Stock [Member]	Add’l Paid-In Capital [Member]	Treasury Stock [Member]		Retained Earnings [Member]	Accum. Other Comp. Loss [Member]	Non-controlling Interests [Member]
Beginning balance (in shares) at Dec. 31, 2014	[1]				717	9,110,000,000		2,819,000,000
Beginning balance at Dec. 31, 2014	[1]	$ 71,622		$ 71,301	$ 29	$ 455	$ 78,977	$ (73,021)		$ 72,176	$ (7,316)	$ 321
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	6,986	[2],[3],[4]	6,960						6,960		26
Other comprehensive income/(loss), net of tax	[1]	(2,232)	[2]	(2,206)							(2,206)	(26)
Cash dividends declared:
Common stock	[1]	(7,141)		(7,141)						(7,141)
Preferred stock	[1]	(2)		(2)						(2)
Noncontrolling interests	[1]	(16)										(16)
Share-based payment transactions (in shares)	[1]					67,000,000		(1,000,000)
Share-based payment transactions	[1]	$ 1,946		1,946		$ 3	2,015	$ (72)
Purchases of common stock (in shares)		(182,000,000)	[5]					(182,000,000)	[1]
Purchases of common stock	[1]	$ (6,160)	[5]	(6,160)				$ (6,160)
Preferred stock conversions and redemptions (in shares)	[1]				(68)
Preferred stock conversions and redemptions	[1]	(5)		(5)	$ (3)		(3)	$ 1
Other	[1]			27			27					(27)
Ending balance (in shares) at Dec. 31, 2015	[1]				649	9,178,000,000		3,003,000,000
Ending balance at Dec. 31, 2015	[1]	64,998		64,720	$ 26	$ 459	81,016	$ (79,252)		71,993	(9,522)	278
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	7,246	[2],[3],[4]	7,215						7,215		31
Other comprehensive income/(loss), net of tax	[1]	(1,518)	[2]	(1,514)							(1,514)	(3)
Cash dividends declared:
Common stock	[1]	(7,446)		(7,446)						(7,446)
Preferred stock	[1]	(2)		(2)						(2)
Noncontrolling interests	[1]	(10)										(10)
Share-based payment transactions (in shares)	[1]					52,000,000		(3,000,000)
Share-based payment transactions	[1]	$ 1,563		1,563		$ 3	1,672	$ (111)
Purchases of common stock (in shares)		(154,000,000)	[6]					(154,000,000)	[1]
Purchases of common stock	[1]	$ (5,000)	[6]	(5,000)				$ (5,000)
Preferred stock conversions and redemptions (in shares)	[1]				(52)
Preferred stock conversions and redemptions	[1]	(5)		(5)	$ (2)		(2)
Other	[1],[7]	13		13						13
Ending balance (in shares) at Dec. 31, 2016	[1]				597	9,230,000,000		3,160,000,000
Ending balance at Dec. 31, 2016	[1]	59,840	[8]	59,544	$ 24	$ 461	82,685	$ (84,364)		71,774	(11,036)	296
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	21,355	[2],[3],[4]	21,308						21,308		47
Other comprehensive income/(loss), net of tax	[1]	1,730	[2]	1,715							1,715	14
Cash dividends declared:
Common stock	[1]	(7,789)		(7,789)						(7,789)
Preferred stock	[1]	(1)		(1)						(1)
Noncontrolling interests	[1]	(9)										(9)
Share-based payment transactions (in shares)	[1],[9]					45,000,000		15,000,000
Share-based payment transactions	[1],[9]	$ 1,536		1,536		$ 2	1,597	$ (63)
Purchases of common stock (in shares)		(150,000,000)	[10]					(150,000,000)	[1]
Purchases of common stock	[1]	$ (5,000)	[10]	(5,000)				$ (5,000)
Preferred stock conversions and redemptions (in shares)	[1]				(73)
Preferred stock conversions and redemptions	[1]	(5)		(5)	$ (3)		(3)	$ 1
Other	[1]	0		0						0
Ending balance (in shares) at Dec. 31, 2017	[1]				524	9,275,000,000		3,296,000,000
Ending balance at Dec. 31, 2017	[1]	$ 71,656	[8]	$ 71,308	$ 21	$ 464	$ 84,278	$ (89,425)		$ 85,291	$ (9,321)	$ 348

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	Includes approximately 151 million shares purchased for $5.2 billion pursuant to the accelerated share repurchase agreement entered into on February 9, 2015 (see above for additional information), as well as other share repurchases through year-end 2015.
[6]	Represents shares purchased pursuant to the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[7]	Represents the $13 million cumulative effect of the adoption of a new accounting standard in the fourth quarter of 2016, as of January 1, 2016, for certain elements of the accounting for share-based payments. For additional information, see Notes to Consolidated Financial Statements––Note 1B. Basis of Presentation and Significant Accounting Policies: Adoption of New Accounting Standards in Pfizer’s 2016 Financial Report.
[8]	Amounts may not add due to rounding.
[9]	2017 treasury shares include the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement.
[10]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on February 2, 2017. See above for additional information.